GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 17, 2022	Nov. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2021	Jan. 17, 2021	Nov. 10, 2020
Disclosure of joint ventures [line items]
Proceeds from offering			$ 0	$ 43,380	$ 0
Offering price			$ 0	$ 0
Initial public offering								181,003,584
Initial public offering [Member]
Disclosure of joint ventures [line items]
Proceeds from offering		$ 94,000
Offering price		$ 17.00
Initial public offering		5,528,650
Underwriters [Member
Disclosure of joint ventures [line items]
Initial public offering		721,128
Parent [Member]
Disclosure of joint ventures [line items]
Initial public offering		2,987,625
Shareholders [Member]
Disclosure of joint ventures [line items]
Initial public offering		2,541,025
Caesars [Member] | Underwriters [Member
Disclosure of joint ventures [line items]
Initial public offering						3,975,947
Aspire Global plc [Member] | Events after reporting period [Member]
Disclosure of joint ventures [line items]
Percentage of outstanding shares to be acquired	100.00%
Consideration for acquisition							$ 480,000
Percentage of cash offered for aquisition	50.00%
Percentage of equity offered for aquisition	50.00%
Percentage of shareholders	90.00%
Acquisition related expenses	$ 3,800